AUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 844,104	$ 1,379,887	$ 1,878,034
Accounts receivable	9,167,088	8,059,910	4,872,082
Investments	82,908	82,908	82,908
Other current assets	1,321,334	542,237	343,809
Total current assets	11,415,434	10,064,942	7,176,833
Other assets:
Property and equipment, net	92,870	100,241	73,066
Intangible assets - net	10,253,381	8,764,704	3,114,513
Acquired goodwill	21,886,567	17,089,076	3,470,522
Deferred income tax assets, net	3,488,960	3,488,960	0
Total other assets	35,721,778	29,442,981	6,658,101
Total assets	47,137,212	39,507,923	13,834,934
Current Liabilities:
Line of credit	3,765,391	3,088,890	1,235,935
Accounts payable	4,126,323	5,130,817	2,597,385
Other accrued expenses	3,947,293	2,165,088	1,093,814
Bank term loan	406,156	405,376	0
Consideration payable - Cash	7,129,238	1,854,397	3,649,267
Consideration payable - Equity	11,589,973	64,384	0
Dividend Payable	527,979	0	0
Total current liabilities	31,492,353	12,708,952	8,576,401
Long-term liabilities:
Convertible notes	1,250,000	0	5,000,000
Bank term loan - Net of Current Portion	1,575,206	1,536,191	0
Long-term consideration payable - Cash	0	2,711,717	0
Long-term consideration payable - Equity	600,000	10,887,360	0
Total Long-term Liabilities	3,425,206	15,135,268	5,000,000
Total liabilities	34,917,559	27,844,220	13,576,401
Stockholders' equity:
Preferred stock	3,840	3,636	0
Common stock	158,561	138,860	118,743
Additional paid-In capital	25,487,970	15,358,839	1,192,692
Accumulated deficit	(13,430,711)	(3,833,588)	(1,052,902)
Accumulated other comprehensive income (loss)	(18,511)	(7,426)	0
Non-Controlling Interest	18,504	3,382	0
Total stockholders' equity	12,219,653	11,663,703	258,533
Total liabilities and stockholders' equity	$ 47,137,212	$ 39,507,923	$ 13,834,934